Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Summary of Long-Term Debt

	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	December 31, 2018	December 31, 2017	January 1, 2017
Notes payable(1)	26	2.82%	3,201	3,151	2,649
Loans secured by trade receivables	26	2.83%	919	921	931
Long-term debt due within one year(2)		5.16%	525	1,106	835
Unsecured committed term credit facility(3)			—	—	479
Net unamortized discount			—	—	(1)
Unamortized debt issuance costs			—	—	(6)
Total long-term debt due within one year	22		525	1,106	1,307
Total debt due within one year			4,645	5,178	4,887

(1)
Includes commercial paper of $2,314 million in U.S. dollars ($3,156 million in Canadian dollars) , $2,484 million in U.S. dollars ($3,116 million in Canadian dollars) and $1,945 million in U.S. dollars ($2,612 million in Canadian dollars) as at December 31, 2018, December 31, 2017 and January 1, 2017, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 26, Financial and capital management, for additional details.

(2)
Included in long-term debt due within one year is the current portion of finance leases of $466 million, $445 million and $435 million as at December 31, 2018, December 31, 2017 and January 1, 2017, respectively.

(3) In 2017, Bell Canada repaid $357 million in U.S. dollars (approximately $480 million in Canadian dollars) representing all of the borrowings outstanding under its unsecured committed term credit facility. Accordingly, this credit facility was closed and the cross currency basis swap which was used to hedge the U.S. currency exposure under such credit facility was settled. See Note 26, Financial and capital management, for additional details.

Securitized trade receivables

	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	MATURITY	December 31, 2018	December 31, 2017	January 1, 2017
Debt securities
1997 trust indenture		3.85%	2020-2047	14,750	14,950	13,600
1976 trust indenture		9.54%	2021-2054	1,100	1,100	1,100
2011 trust indenture(1)		4.00%	2024	225	425	—
2001 trust indenture(1)				—	200	—
2016 U.S. trust indenture (2)		4.46%	2048	1,569	—	—
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275	275
Finance leases	15	6.67%	2019-2047	2,097	2,172	2,260
Unsecured committed term credit facility(3)				—	—	479
Other				308	195	188
Total debt				20,324	19,317	17,902
Net unamortized premium				21	50	18
Unamortized debt issuance costs				(60)	(46)	(41)
Less:
Amount due within one year	21			(525)	(1,106)	(1,307)
Total long-term debt				19,760	18,215	16,572

(1)
As part of the acquisition of MTS, on March 17, 2017, Bell Canada assumed all of MTS’ debt issued under its 2001 and 2011 trust indentures. The 2001 trust indenture was closed following the redemption in October 2018 of the remaining outstanding notes under such trust indenture.

(2)
In 2018, Bell Canada issued notes under the 2016 U.S. trust indenture for an aggregate amount of $1,150 million in U.S. dollars ($1,493 million in Canadian dollars), which have been hedged for foreign currency fluctuations through cross currency basis swaps. See Note 26 , Financial and capital management , for additional details.

(3)
In 2017, Bell Canada repaid $357 million in U.S. dollars ($480 million in Canadian dollars) representing all of the borrowings outstanding under its unsecured committed term credit facility. Accordingly, this credit facility was closed and the cross currency basis swap which was used to hedge the U.S. currency exposure under such credit facility was settled. See Note 26, Financial and capital management, for additional details.